Debt (Details) - Schedule of future principal payments of the senior secured notes - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Future Principal Payments Of The Senior Secured Notes [Abstract]
2021 (remaining 3 months)	$ 0	$ 0
2022	6,000	7,500
2023	15,125	15,000
2024	14,000	17,500
2025	8,000	10,000
Total	$ 43,125	$ 50,000